Financial instruments - Schedule of financial assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	$ 266	$ 0
Non-current assets	439	417
Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	485,916	448,624
Non-current assets	0	0
Cash and cash equivalents | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Cash and cash equivalents | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	365,664	334,850
Short-term investments | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Short-term investments | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	90,072	80,000
Accounts receivable, net | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Accounts receivable, net | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	29,529	30,778
Accrued income | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Accrued income | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	651	2,996
Financial assets at fair value through profit or loss | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	266
Financial assets at fair value through profit or loss | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	0
Financial assets at fair value through profit or loss | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Non-current assets	439	417
Financial assets at fair value through profit or loss | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Non-current assets	$ 0	$ 0